Derivative Financial Instruments and Hedge Accounting - Summary of Outstanding Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Gross notional amounts	£ 1,974	£ 2,336
Assets	63	54
Liabilities	(52)	(39)
In less than one year [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	1,238	1,167
Assets	18	25
Liabilities	(12)	(15)
One to five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	663	694
Assets	45	13
Liabilities	(32)	(6)
Later than five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	73	475
Assets		16
Liabilities	(8)	(18)
Interest rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	354	336
Assets	12	13
Interest rate derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	550	557
Assets		2
Liabilities	(27)	(6)
Cross currency rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	516	502
Assets	44	29
Liabilities	(20)	(31)
FX derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	193	555
Assets	5	6
Liabilities	(2)	(1)
FX derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	361	386
Assets	2	4
Liabilities	£ (3)	£ (1)